Other Balance Sheet Components - Accounts Receivable (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Accounts receivable, net:
Total gross amount	$ 475,530		$ 540,623
Allowance for credit losses:
Balance at the beginning of the year/period	(38,180)	$ (42,650)	(42,650)
Additional provision charged to expenses, net	(7,255)	(3,940)	(4,440)
Write-off	3,974	10,085
Write-off, net of payment received			8,910
Balance at the end of the year/period	(41,461)	$ (36,505)	(38,180)
Accounts receivable, net	434,069		502,443
Third parties
Accounts receivable, net:
Total gross amount	384,353		416,125
Allowance for credit losses:
Balance at the beginning of the year/period	(37,625)
Balance at the end of the year/period	(41,461)		(37,625)
Accounts receivable, net	342,892		378,500
Related Parties [Member] | Alibaba
Accounts receivable, net:
Total gross amount	52,307		75,347
Allowance for credit losses:
Balance at the beginning of the year/period	0
Balance at the end of the year/period	0		0
Accounts receivable, net	52,307		75,347
Other related parties
Accounts receivable, net:
Total gross amount	38,870		49,151
Allowance for credit losses:
Balance at the beginning of the year/period	(555)
Balance at the end of the year/period	0		(555)
Accounts receivable, net	$ 38,870		$ 48,596